Equity affiliates, other investments and related parties - Equity instruments reconciliation (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	$ 1,727
Increase - Decrease	(372)
Change in fair value	66
Equity instruments as of the end of the period	1,421
Fair value through OCI - equity instruments
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	284
Increase - Decrease	80
Change in fair value	(2)
Equity instruments as of the end of the period	362
Fair value through OCI - equity instruments | Tellurian Investments Inc
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	207
Equity instruments as of the end of the period	207
Fair value through OCI - equity instruments | Other equity securities (unit value below $50 million)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	77
Increase - Decrease	80
Change in fair value	(2)
Equity instruments as of the end of the period	155
Fair value through P&L
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	1,443
Increase - Decrease	(452)
Change in fair value	68
Equity instruments as of the end of the period	1,059
Fair value through P&L | BBPP
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	62
Equity instruments as of the end of the period	62
Fair value through P&L | BTC Limited
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	55
Change in fair value	(5)
Equity instruments as of the end of the period	50
Fair value through P&L | DUNKERQUE LNG SAS
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	144
Increase - Decrease	(217)
Change in fair value	73
Fair value through P&L | Total Lubrificantes do Brasil
Financial structure, financial costs and financial instruments
Increase - Decrease	111
Equity instruments as of the end of the period	111
Fair value through P&L | Other equity securities (unit value below $50 million)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	1,182
Increase - Decrease	(346)
Equity instruments as of the end of the period	$ 836